Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net income	$ 6,462	$ 13,384
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,552	12,779
Amortization of deferred finance fees	690	701
Amortization of drydock and special survey costs	1,775	1,588
Changes in operating assets and liabilities:
Increase in prepaid expenses and other current assets	(2,153)	(5)
Payments for drydocking	(3,510)	(5,131)
Decrease/ (increase) in accounts receivable	147	(1,794)
Increase in due from related parties, current	(3,940)	(4,273)
(Decrease) / increase in accounts payable	(300)	1,677
Increase / (decrease) in accrued expenses	140	(95)
Increase in due from related parties, non-current	(2,565)	0
(Decrease) / increase in deferred revenue	(1,326)	563
Net cash provided by operating activities	7,972	19,394
INVESTING ACTIVITIES
Acquisition of vessels	0	(500)
Net cash used in investing activities	0	(500)
FINANCING ACTIVITIES
Loan repayment	(1,025)	(1,025)
Dividend paid	(18,049)	(17,484)
Proceeds from issuance of general partner units	84	0
Proceeds from issuance of common units	4,004	0
Increase in restricted cash	(10,000)	0
Net cash used in financing activities	(24,986)	(18,509)
Net (decrease) / increase in cash and cash equivalents	(17,014)	385
Cash and cash equivalents, beginning of period	52,791	37,834
Cash and cash equivalents, end of period	35,777	38,219
Supplemental disclosures of cash flow information
Cash interest paid	$ 5,692	$ 5,760